DEC-03-2007 10:29 From: To:2027771030 P.2/2

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9800 BLACKWELL ROAD
ROCKVILLE, MD 20850

Gary Sundick
Vice President
Listing Qualifications

RECD S.E.C.
DEC 0 3 2007
1083

By Facsimile and First Class Mail

November 30, 2007

07082285

PROCESSED
DEC 04 2007
E THOMSON FINANCIAL

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CERTNAS 001-33869

Dear Ms. Peters:

This is to certify that on November 30, 2007, The Nasdaq Stock Market (the "Exchange") received from Star Bulk Carriers Corp. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Common Stock, par value $0.01 per share
Warrants

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Gary Sundick

END